SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

24.  SHAREHOLDERS’ EQUITY

Authorization

AltaGas is authorized to issue an unlimited number of voting common shares. AltaGas is also authorized to issue preferred shares not to exceed 50 percent of the voting rights attached to the issued and outstanding common shares.

Premium DividendTM, Dividend Reinvestment and Optional Cash Purchase Plan (DRIP or the Plan)

The Plan consists of three components: a Premium Dividend™ component, a Dividend Reinvestment component and an Optional Cash Purchase component. The Premium Dividend™ component of the plan was suspended effective December 18, 2018.

The Plan provides eligible holders of common shares with the opportunity to, at their election, either: (1) reinvest the cash dividends paid by AltaGas on their common shares towards the purchase of new common shares at a 3 percent discount to the average market price (as defined below) of the common shares on the applicable dividend payment date (the Dividend Reinvestment component of the Plan); or (2) reinvest the cash dividends paid by AltaGas on their common shares towards the purchase of new common shares at a 3 percent discount to the average market price (as defined below) on the applicable dividend payment date and have these additional common shares of AltaGas exchanged for a cash payment equal to 101 percent of the reinvested amount (the Premium DividendTM component of the Plan).

In addition, the Plan provides shareholders who are enrolled in the Dividend Reinvestment component of the Plan with the opportunity to purchase new common shares at the average market price (with no discount) on the applicable dividend payment date (the Optional Cash Purchase component of the Plan).

Each of the components of the Plan are subject to prorating and other limitations on availability of new common shares in certain events. The "average market price", in respect of a particular dividend payment date, refers to the arithmetic average (calculated to four decimal places) of the daily volume weighted average trading prices of common shares on the Toronto Stock Exchange for the trading days on which at least one board lot of common shares is traded during the 10 business days immediately preceding the applicable dividend payment date. Such trading prices will be appropriately adjusted for certain capital changes (including common share subdivisions, common share consolidations, certain rights offerings and certain dividends). Shareholders resident outside of Canada are not entitled to participate in the Premium DividendTM component of the Plan. Shareholders resident outside of Canada (other than the U.S.) may participate in the Dividend Reinvestment component or the Optional Cash Purchase component of the Plan only if their participation is permitted by the laws of the jurisdiction in which they reside and provided that AltaGas is satisfied, in its sole discretion, that such laws do not subject the Plan or AltaGas to additional legal or regulatory requirements.

Common Shares Issued and Outstanding	Number of shares	Amount
January 1, 2017	166,906,833	$3,773.4
Shares issued for cash on exercise of options	240,125	6.5
Deferred taxes on share issuance cost	—	(8.3)
Shares issued under DRIP	8,132,258	236.3
December 31, 2017	175,279,216	4,007.9
Shares issued on conversion of subscription receipts, net of issuance costs	84,510,000	2,305.6
Shares issued for cash on exercise of options	57,275	1.3
Deferred taxes on share issuance costs	—	13.3
Shares issued under DRIP	15,377,575	325.8
Issued and outstanding at December 31, 2018	275,224,066	$6,653.9

Preferred Shares

As at	December 31, 2018		December 31, 2017
Issued and Outstanding	Number of shares	Amount	Number of shares	Amount
Series A	5,511,220	$137.8	5,511,220	$137.8
Series B	2,488,780	62.2	2,488,780	62.2
Series C	8,000,000	205.6	8,000,000	205.6
Series E	8,000,000	200.0	8,000,000	200.0
Series G	8,000,000	200.0	8,000,000	200.0
Series I	8,000,000	200.0	8,000,000	200.0
Series K	12,000,000	300.0	12,000,000	300.0
Washington Gas
$4.80 series	150,000	19.7	—	—
$4.25 series	70,600	9.4	—	—
$5.00 series	60,000	7.9	—	—
Share issuance costs, net of taxes		(27.9)		(27.9)
Fair value adjustment on WGL Acquisition (note 3)		4.1		—
	52,280,600	$1,318.8	52,000,000	$1,277.7

The following table outlines the characteristics of the cumulative redeemable preferred shares (a):

	Current yield	Annual dividend per share(b)	Redemption price per share	Redemption and conversion option date(c)(d)	Right to convert into(d)
AltaGas
Series A (e)	3.38%	$0.845	$25	September 30, 2020	Series B
Series B (f)	Floating (f)	Floating (f)	$25	September 30, 2020 (g)	Series A
Series C (h)	5.29%	US$1.3225	US$25	September 30, 2022	Series D
Series E (e)	5.393%	$1.34825	$25	December 31, 2023	Series F
Series G (e)	4.75%	$1.1875	$25	September 30, 2019	Series H
Series I (i)	5.25%	$1.3125	$25	December 31, 2020	Series J
Series K (j)	5.00%	$1.25	$25	March 31, 2022	Series L
Washington Gas
$4.80 series	4.27%	US$4.80	US$101	n/a	n/a
$4.25 series	4.27%	US$4.25	US$105	n/a	n/a
$5.00 series	4.27%	US$5.00	US$102	n/a	n/a
(a)

The table above only includes those series of preferred shares that are currently issued and outstanding. The Corporation is authorized to issue up to 8,000,000 of each of Series D Shares,  Series F Shares,  Series H Shares, and Series J Shares, and up to 12,000,000 of Series L Shares, subject to certain conditions, upon conversion by the holders of the applicable currently issued and outstanding series of preferred shares noted opposite such series in the table on the applicable conversion option date. If issued upon the conversion of the applicable series of preferred shares, Series F Shares,  Series H Shares,  Series J Shares, and Series L Shares are also redeemable for $25.50, and Series D Shares are redeemable for US$25.50 on any date after the applicable conversion option date, plus all accrued but unpaid dividends to, but excluding, the date fixed for redemption.

(b)

The holders of Series A Shares, Series C Shares, Series E Shares, Series G Shares, Series I Shares and Series K Shares are entitled to receive a cumulative quarterly fixed dividend as and when declared by the Board of Directors. The holders of Series B Shares are entitled to receive a quarterly floating dividend as and when declared by the Board of Directors. If issued upon the conversion of the applicable series of Preferred Shares, the holders of Series D Shares, Series F Shares, Series H Shares, Series J Shares and Series L Shares will be entitled to receive a quarterly floating dividend as and when declared by the Board of Directors.

(c)

AltaGas may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter.

(d)

The holder will have the right, subject to certain conditions, to convert their preferred shares of a specified series into Preferred Shares of that other specified series as noted in this column of the table on the applicable conversion option date and every fifth anniversary thereafter.

(e)

Holders will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at a rate equal to the sum of the then five-year Government of Canada bond yield plus 2.66 percent (Series A Shares), 3.17 percent (Series E Shares), and 3.06 percent (Series G Shares).

(f)

Holders of Series B Shares will be entitled to receive cumulative quarterly floating dividends, which will reset each quarter thereafter at a rate equal to the sum of the then 90-day government of Canada Treasury Bill rate plus 2.66 percent. Each quarterly dividend is calculated as the annualized amount multiplied by the number of days in the quarter, divided by the number of days in the year. Commencing December 31, 2018, the floating quarterly dividend rate for Series B Shares is $0.26938 per share for the period starting December 31, 2018 to, but excluding, March 31, 2019.

(g)

Series B Shares can be redeemed for $25.50 per share on any date after September 30, 2015 that is not a Series B conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption.

(h)

Holders of Series C Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the sum of the five-year U.S. Government bond yield plus 3.58 percent.

(i)

Holders of Series I Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the then five-year Government of Canada bond yield plus 4.19 percent, provided that, in any event, such rate shall not be less than 5.25 percent per annum.

(j)

Holders of Series K Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the then five-year Government of Canada bond yield plus 3.80 percent, provided that, in any event, such rate shall not be less than 5.00 percent per annum.

Share Option Plan

AltaGas has an employee share option plan under which employees and directors are eligible to receive grants. As at December 31, 2018,  21,213,224 shares were reserved for issuance under the plan. As at December 31, 2018, options granted under the plan have a term between six and ten years until expiry and vest no longer than over a four-year period.

As at December 31, 2018, unexpensed fair value of share option compensation cost associated with future periods was $3.7 million (December 31, 2017 - $1.3 million).

The following table summarizes information about the Corporation’s share options:

As at	December 31, 2018		December 31, 2017
	Options outstanding		Options outstanding
	Number of options	Exercise price(a)	Number of options	Exercise price(a)
Share options outstanding, beginning of year	4,533,761	$32.35	4,119,386	$32.39
Granted	2,811,460	16.69	848,000	30.80
Exercised	(57,275)	20.68	(240,125)	24.63
Forfeited	(878,013)	36.47	(193,500)	36.36
Expired	(100,750)	14.60	—	—
Share options outstanding, end of year	6,309,183	$25.18	4,533,761	$32.35
Share options exercisable, end of year	2,897,723	$32.01	3,326,197	$31.93
(a)	Weighted average.

As at December 31, 2018, the aggregate intrinsic value of the total options exercisable was $nil  (December 31, 2017 - $6.0 million), the total intrinsic value of options outstanding was $nil (December 31, 2017 - $6.0 million) and the total intrinsic value of options exercised was $0.3 million (December 31, 2017 - $1.4 million).

The following table summarizes the employee share option plan as at December 31, 2018:

	Options outstanding			Options exercisable
		Weighted	Weighted average		Weighted	Weighted average
	Number	average	remaining	Number	average	remaining
	outstanding	exercise price	contractual life	exercisable	exercise price	contractual life
$14.24 to $18.00	2,322,635	$14.55	5.91	28,000	$17.10	1.33
$18.01 to $25.08	425,000	20.76	1.83	425,000	20.76	1.83
$25.09 to $50.89	3,561,548	32.65	3.48	2,444,723	34.14	2.95
	6,309,183	$25.18	4.26	2,897,723	$32.01	2.77

The fair value of each option granted is estimated on the date of grant using the Black-Scholes-Merton option pricing model. The weighted average grant date fair value and assumptions are as follows:

Year ended December 31	2018	2017
Fair value per option ($)	1.27	1.91
Risk-free interest rate (%)	1.99	1.31
Expected life (years)	6	6
Expected volatility (%)	23.23	21.05
Annual dividend per share ($) (a)	1.18	2.12
Forfeiture rate (%)	—	—
(a)	Annual dividend per share is calculated based on a weighted average share price and forward dividend yields as of the grant dates.

MTIP and DSUP

AltaGas has a MTIP for employees and executive officers, which includes RUs and PUs with vesting periods between 36 to 44 months from the grant date. In addition, AltaGas has a DSUP, which allows granting of DSUs to directors, officers and employees. DSUs granted under the DSUP vest immediately but settlement of the DSUs occurs when the individual ceases to be a director.

PUs, RUs, and DSUs	December 31, 2018	December 31, 2017
(number of units)
Balance, beginning of year	564,549	364,839
Acquired (a)	5,291,621	—
Granted	9,502,347	386,126
Additional units added by performance factor	—	24,301
Vested and paid out	(148,154)	(221,775)
Forfeited	(66,522)	(27,279)
Units in lieu of dividends	55,934	38,337
Outstanding, end of year	15,199,775	564,549
(a)	Upon close of the WGL Acquisition, AltaGas acquired WGL’s PUs. These were converted to a fixed cash amount at a value of US$1.00 per unit.

For the year ended December 31, 2018, the compensation expense recorded for the MTIP and DSUP was $16.6 million (2017 - $9.1 million). As at December 31, 2018, the unrecognized compensation expense relating to the remaining vesting period for the MTIP was $26.9 million (December 31, 2017 - $8.4 million) and is expected to be recognized over the vesting period.